Financial Income and Expense - Schedule of Interest Income and Interest Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Interest Income and Interest Expenses [Abstract]
Financial interest income	$ 1,011,865	$ 831,177	$ 229,303
Foreign exchange gains, net	396,626	2,726,407	2,337,815
Warrant income, net		3,843
Total	1,408,491	3,561,427	2,567,118
Interest expense on financial liabilities	9,976,717	6,741,305	1,884,753
Bank commission expenses	2,819	31,414	47,136
Total	$ 9,979,536	$ 6,772,719	$ 1,931,889